Discontinued Operations (Details) - Schdule of Statement of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schdule of Statement of Cash Flows [Abstract]
Operating activities	SFr (1,092,385)	SFr (1,104,053)	SFr (2,612,264)
Investing activities	67	67,406	(116,330)
Financing activities	1,056,532	859,610	2,000,000
Net cash from discontinued operations	SFr (35,786)	SFr (177,037)	SFr (728,594)